Income taxes - Major components of income tax (provision) / benefit (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Foreign					$ 675	$ 1,024	$ 2
Total current income tax provision / (benefit)					675	1,024	2
Deferred:
Foreign					(191)	(643)	(719)
Total deferred income tax provision / (benefit)					(191)	(643)	(719)
Total income tax provision / (benefit)	$ (167)	$ (48)	$ 1,084	$ (232)	$ 484	$ 381	$ (717)